Short-term Investment And Investments Under Fair Value - Schedule of Short Term Investments (Details) ¥ in Thousands, $ in Thousands	Feb. 28, 2025 CNY (¥)	Feb. 28, 2025 USD ($)	Feb. 29, 2024 CNY (¥)
Short-Term Investments [Abstract]
Term deposits	¥ 13,905	$ 1,909	¥ 18,929
Total	¥ 13,905	$ 1,909	¥ 18,929